BUSINESS SEGMENT INFORMATION - Assets and liabilities by business segment and geography (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Non-current assets	$ 5,792	$ 6,113	$ 6,013
United Kingdom
Disclosure of operating segments [line items]
Non-current assets	487	541	403
United States of America
Disclosure of operating segments [line items]
Non-current assets	3,918	4,125	4,093
Other Location
Disclosure of operating segments [line items]
Non-current assets	$ 1,387	$ 1,447	$ 1,517